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                      JPMORGAN INTERNATIONAL EQUITY FUNDS

                 JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
               JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND

                              SELECT CLASS SHARES

                        SUPPLEMENT DATED DECEMBER 31, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

Prior to a merger effective 9/7/01, each of the above-referenced Funds operated in a master-feeder structure. Following the merger, each Fund had only one "accounting survivor," which was re-named the "Institutional Class" and whose performance appears in the 9/7/01 prospectus. Although the Select Class was introduced on 9/10/01, its investment program is identical to and its current expenses are substantially the same as, a former feeder that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.

THE JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year over the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the MSCI Emerging Markets Equity Free Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF
9/30/01 WAS -22.29%.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)
           1994        -7.58%
           1995       -10.03%
           1996         8.50%
           1997        -7.63%
           1998       -30.79%
           1999        59.10%
           2000       -30.36%


BEST QUARTER      25.83%
              4th quarter, 1999
WORST QUARTER    -23.69%
              2nd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1),(2)

                                                PAST 1 YEAR     PAST 5 YEARS   LIFE OF FUND
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)        -30.36         -5.13          -3.91

MSCI EMERGING MARKETS EQUITY FREE INDEX
 (NO EXPENSES)                                     -30.61         -4.17          -2.64

(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 11/15/93. PERFORMANCE FOR THE MSCI EMERGING MARKETS EQUITY FREE INDEX IS AS OF 11/30/93.
(2)  THE FUND'S FISCAL YEAR END IS 10/31.



                                                                  SUP-INTEQS-102



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JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
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THE JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND'S PAST PERFORMANCE
The bar chart shows how the performance of the Fund has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the MSCI All Country World Index Free (EX-U.S.), a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS
OF 9/30/01 WAS -26.58%.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

           1998         3.47%
           1999        40.05%
           2000       -16.40%

BEST QUARTER      21.81%
           4th quarter, 1998
WORST QUARTER             -21.38%
           3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS (%)


SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1),(2)

                                                           PAST 1 YEAR    LIFE OF FUND
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)                 -16.40           5.53
MSCI ALL COUNTRY WORLD INDEX FREE (EX-U.S.) (NO EXPENSES)   -15.09           7.06

(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 2/26/97. PERFORMANCE FOR THE MSCI ALL COUNTRY WORLD INDEX FREE (EX-US) IS AS OF 2/28/97.
(2)  THE FUND'S FISCAL YEAR END IS 11/30.

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